Financial instruments and financial risk factors - Schedule of timing of cash outflows (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 59,356	$ 62,833
Trade and other payables | Gulf of America Oil Spill
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,367	9,520
Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,406	7,397
Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	52,929	56,392
Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,214	20,854
Later than one year [member] | Trade and other payables | Gulf of America Oil Spill
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,834	8,383
Within one year | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	51,907	53,663
Within one year | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,572	6,071
Within one year | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,312	4,402
Within one year | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,227	2,490
1 to 2 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,331	1,670
1 to 2 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	319	260
1 to 2 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,628	4,716
1 to 2 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,995	2,217
2 to 3 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,203	1,177
2 to 3 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	181	150
2 to 3 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,007	6,449
2 to 3 years | Finance debt | Amounts not expected to be paid in cash but may result in a cash flow under certain circumstances [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		528
2 to 3 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,717	1,947
3 to 4 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,190	1,139
3 to 4 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	161	130
3 to 4 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,235	5,649
3 to 4 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,480	1,678
4 to 5 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,186	1,138
4 to 5 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	172	125
4 to 5 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,680	3,928
4 to 5 years | Finance debt | Amounts not expected to be paid in cash but may result in a cash flow under certain circumstances [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	758
4 to 5 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,312	1,447
5 to 10 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,413	3,889
5 to 10 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	496	375
5 to 10 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	15,775	17,301
5 to 10 years | Finance debt | Amounts not expected to be paid in cash but may result in a cash flow under certain circumstances [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,070	3,283
5 to 10 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,136	4,877
Over 10 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	126	157
Over 10 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	505	286
Over 10 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	13,292	13,947
Over 10 years | Finance debt | Amounts not expected to be paid in cash but may result in a cash flow under certain circumstances [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	719
Over 10 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 5,347	$ 6,198